Segment Results - Corporate Divisions - Employees Only (Detail) - EUR (€)		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Corporate Bank [Member]
Segment Results of Operations [Line Items]
Number of Employees	[1]	7,549	7,689	7,549	7,689
Investment Bank [Member]
Segment Results of Operations [Line Items]
Number of Employees	[1]	4,182	4,604	4,182	4,604
Private Bank [Member]
Segment Results of Operations [Line Items]
Number of Employees	[1]	31,328	32,431	31,328	32,431
Asset Management [Member]
Segment Results of Operations [Line Items]
Number of Employees	[1]	3,901	3,998	3,901	3,998
Capital Release Unit [Member]
Segment Results of Operations [Line Items]
Number of Employees	[1]	536	1,230	536	1,230
Corporate & Other [Member]
Segment Results of Operations [Line Items]
Number of Employees	[1]	39,327	40,914	39,327	40,914

[1]	As of quarter-end.